Transactions and balances with related parties (Schedule of Transactions with Related Parties) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Holding company
Interest expense		$ 7,346	$ 5,325	$ 4,590
Interest income		210,514	198,054	49,321
Management staff
Administrative services expenditures		23,494	25,603	23,717
Other related parties
Sales		20,375	3,632	5,160
Purchases		372,759	51,760	324,145
Direct short-term benefits	[1]	$ 90,600	$ 82,447	$ 71,629

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.